Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2024
Debt Securities In Issue [Abstract]
Schedule of debt securities in issue

	At 30 June 2024			At 31 December 2023
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m

Senior unsecured notes issued	4,886	23,685	28,571	5,232	22,642	27,874
Covered bonds	–	11,849	11,849	–	14,318	14,318
Commercial paper	–	6,908	6,908	–	8,182	8,182
Securitisation notes	23	4,965	4,988	23	4,211	4,234
Certificates of deposit issued	–	1,318	1,318	–	3,096	3,096
	4,909	48,725	53,634	5,255	52,449	57,704